Litigation and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 12, 2017	Nov. 10, 2016	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	May 11, 2017
Loss Contingencies [Line Items]
Workers compensation insurance deductible per claim							$ 250
Workers compensation insurance claims aggregate deductible							1,000
Product liability insurance self insurance retention amount per claims							$ 500
Outstanding product liability cases,litigation amount						$ 2,125
Knezek v. Terex Corp, et. al
Loss Contingencies [Line Items]
Damages payable to plaintiff		$ 109
Settlement agreement amount of product liability case	$ 225
Settlement agreement date					January 12, 2017
Jones v. Terex Corp, et. al.
Loss Contingencies [Line Items]
Settlement agreement amount of product liability case				$ 1,600
Settlement agreement terms					The Company agreed to pay $200 within 14 days of full execution of settlement agreement, followed thereafter by monthly payments in the amount of $82 per month for 17 months.
Jones v. Terex Corp, et. al. | Payment within 14 Days of Full Execution of Settlement Agreement
Loss Contingencies [Line Items]
Settlement agreement amount of product liability case					$ 200
Jones v. Terex Corp, et. al. | Thereafter by Monthly Payments for 17 Months
Loss Contingencies [Line Items]
Settlement agreement amount of product liability case					$ 82
Kerch
Loss Contingencies [Line Items]
Settlement agreement amount of product liability case			$ 53
Litigation Case One
Loss Contingencies [Line Items]
Outstanding product liability cases,litigation amount						1,900
Litigation Case Two
Loss Contingencies [Line Items]
Outstanding product liability cases,litigation amount						$ 225